Fair Value Information - Schedule of the Related Information of Natures of the Assets and Liabilities (Details) - Recurring fair value measurement [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss		$ 13,988,720
Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss	$ 20,082,272	6,221,482
Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss		7,767,238
Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,000	995,101
Level 1 [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss		287,482
Level 1 [Member] | Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss	910,263	287,482
Level 1 [Member] | Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 2 [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 3 [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss		13,701,238
Level 3 [Member] | Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss	19,172,009	5,934,000
Level 3 [Member] | Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss		7,767,238
Level 3 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 1,000	$ 995,101